Share Capital - Additional Information (Detail) - shares	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock	20.00%
Number of common shares authorized	unlimited
Shares outstanding	1,228,803,000	1,228,790,000	1,228,790,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding	0	0
Stock Option Plan [Member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance	25,000,000	23,000,000
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Consideration transferred as common shares	208,000,000